UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2024

Vest US Large Cap 10% Buffer Strategies VI Fund and Vest US Large Cap 20% Buffer Strategies VI Fund (collectively, the “Vest VI Funds”)

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Vest US Large Cap 10% Buffer Strategies VI Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 Vest US Large Cap 10% Buffer Strategies VI Fund Class I Shares

This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies VI Fund, Class I for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-10-fund. You can also request this information by contacting us at (855) 979-6060.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	1.06%

How did the Fund perform last year?

The Class I (the “Class”) returned 15.19% for the period of January 1, 2024 to December 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	16.34%
Expenses (annual expense ratio)	-1.06%
Commissions	-0.09%
Class NAV Performance	15.19%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class I - $13,240
S&P 500® Index - $14,732
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
8/26/2022*
12/31/2022
12/31/2023
12/31/2024

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Class I	15.19%	12.68%
S&P 500® Index	25.02%	17.91%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 10% Buffer Strategies VI Fund Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2024)

Fund Net Assets	$9,047,327
Number of Holdings	49
Total Advisory Fee Paid	$36,238
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

Sector Breakdown

S&P 500 Mini Index Call Options Purchased
100.50%
S&P 500 Mini Index Put Options Purchased
2.21%
Money Market Fund
0.32%
S&P 500 Mini Index Put Options Written
-1.14%
S&P 500 Mini Index Call Options Written
-1.68%

Portfolio Composition
Options Purchased	102.71%
Money Market Fund	0.32%
Options Written	-2.82%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund’s name changed from Cboe Vest US Large Cap 10% Buffer Strategies VI Fund to Vest US Large Cap 10% Buffer Strategies VI Fund. This was a change in name only; the Fund’s objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.vestfin.com/insurance-funds/buffer-10-fund.

Vest US Large Cap 10% Buffer Strategies VI Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 Vest US Large Cap 10% Buffer Strategies VI Fund Class Y Shares

This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-10-fund. You can also request this information by contacting us at (855) 979-6060.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$86	0.80%

How did the Fund perform last year?

The Class Y (the “Class”) returned 15.49% for the period of January 1, 2024 to December 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	16.38%
Expenses (annual expense ratio)	-0.80%
Commissions	-0.09%
Class NAV Performance	15.49%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class Y - $13,315
S&P 500® Index - $14,732
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
8/26/2022*
12/31/2022
12/31/2023
12/31/2024

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Class Y	15.49%	12.95%
S&P 500® Index	25.02%	17.91%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 10% Buffer Strategies VI Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	102.71%
Money Market Fund	0.32%
Options Written	-2.82%

Key Fund Statistics

(as of December 31, 2024)

Fund Net Assets	$9,047,327
Number of Holdings	49
Total Advisory Fee Paid	$36,238
Portfolio Turnover Rate	0.00%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund’s name changed from Cboe Vest US Large Cap 10% Buffer Strategies VI Fund to Vest US Large Cap 10% Buffer Strategies VI Fund. This was a change in name only; the Fund’s objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.vestfin.com/insurance-funds/buffer-10-fund.

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

Vest US Large Cap 20% Buffer Strategies VI Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 Vest US Large Cap 20% Buffer Strategies VI Fund Class I Shares

This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies VI Fund, Class I for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-20-fund. You can also request this information by contacting us at (855) 979-6060.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.05%

How did the Fund perform last year?

The Class I (the “Class”) returned 9.71% for the period of January 1, 2024 to December 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	10.80%
Expenses (annual expense ratio)	-1.05%
Commissions	-0.04%
Class NAV Performance	9.71%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class I - $12,466
S&P 500® Index - $14,732
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
8/26/2022*
12/31/2022
12/31/2023
12/31/2024

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Class I	9.71%	9.83%
S&P 500® Index	25.02%	17.91%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 20% Buffer Strategies VI Fund Tailored Shareholder Report

Sector Breakdown

S&P 500 Mini Index Call Options Purchased
96.95%
Money Market Fund
8.43%
S&P 500 Mini Index Put Options Purchased
1.86%
S&P 500 Mini Index Put Options Written
-0.49%
S&P 500 Mini Index Call Options Written
-4.13%

Portfolio Composition
Options Purchased	98.81%
Money Market Fund	8.43%
Options Written	-4.62%

Key Fund Statistics

(as of December 31, 2024)

Fund Net Assets	$665,744
Number of Holdings	45
Total Advisory Fee Paid	$4,798
Portfolio Turnover Rate	0.00%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund’s name changed from Cboe Vest US Large Cap 20% Buffer Strategies VI Fund to Vest US Large Cap 20% Buffer Strategies VI Fund. This was a change in name only; the Fund’s objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.vestfin.com/insurance-funds/buffer-20-fund.

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

Vest US Large Cap 20% Buffer Strategies VI Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 Vest US Large Cap 20% Buffer Strategies VI Fund Class Y Shares

This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-20-fund. You can also request this information by contacting us at (855) 979-6060.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$84	0.80%

How did the Fund perform last year?

The Class Y (the “Class”) returned 9.95% for the period of January 1, 2024 to December 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	10.79%
Expenses (annual expense ratio)	-0.80%
Commissions	-0.04%
Class NAV Performance	9.95%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class Y - $12,537
S&P 500® Index - $14,732
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
8/26/2022*
12/31/2022
12/31/2023
12/31/2024

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Class Y	9.95%	10.09%
S&P 500® Index	25.02%	17.91%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 20% Buffer Strategies VI Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	98.81%
Money Market Fund	8.43%
Options Written	-4.62%

Key Fund Statistics

(as of December 31, 2024)

Fund Net Assets	$665,744
Number of Holdings	45
Total Advisory Fee Paid	$4,798
Portfolio Turnover Rate	0.00%

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund’s name changed from Cboe Vest US Large Cap 20% Buffer Strategies VI Fund to Vest US Large Cap 20% Buffer Strategies VI Fund. This was a change in name only; the Fund’s objective and principal investment strategy remained the same.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.vestfin.com/insurance-funds/buffer-20-fund.

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

ITEM 1. (b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $26,400 for 2024 and $26,400 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,600 for 2024 and $6,600 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the year ended December 31, 2024

THE VEST FAMILY OF FUNDS

Vest US Large Cap 10% Buffer Strategies VI Fund

Vest US Large Cap 20% Buffer Strategies VI Fund

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND
Schedule of InvestmentsDecember 31, 2024

					Shares	Value
0.32%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.35%(A)				28,252	$28,252
	(Cost: $28,252)

102.71%	OPTIONS PURCHASED(B)(C)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
100.50%	CALL OPTIONS
	S&P 500 Mini Index	11	$646,976	$0.01	01/15/2025	$646,575
	S&P 500 Mini Index	13	764,608	0.01	02/19/2025	763,938
	S&P 500 Mini Index	13	764,608	0.01	03/19/2025	763,714
	S&P 500 Mini Index	13	764,608	0.01	04/16/2025	763,443
	S&P 500 Mini Index	13	764,608	0.01	05/21/2025	763,174
	S&P 500 Mini Index	13	764,608	0.01	06/18/2025	762,909
	S&P 500 Mini Index	13	764,608	0.01	07/16/2025	762,609
	S&P 500 Mini Index	13	764,608	0.01	08/20/2025	762,269
	S&P 500 Mini Index	13	764,608	0.01	09/17/2025	762,025
	S&P 500 Mini Index	13	764,608	0.01	10/15/2025	761,624
	S&P 500 Mini Index	14	823,424	0.01	11/19/2025	819,741
	S&P 500 Mini Index	13	764,608	0.01	12/17/2025	760,824
	TOTAL CALL OPTIONS PURCHASED					9,092,845
	(Cost: $8,674,214)

2.21%	PUT OPTIONS
	S&P 500 Mini Index	11	646,976	473.92	01/15/2025	4
	S&P 500 Mini Index	13	764,608	498.18	02/19/2025	1,365
	S&P 500 Mini Index	13	764,608	522.46	03/19/2025	3,823
	S&P 500 Mini Index	13	764,608	502.22	04/16/2025	4,157
	S&P 500 Mini Index	13	764,608	530.82	05/21/2025	8,836
	S&P 500 Mini Index	13	764,608	548.70	06/18/2025	13,501
	S&P 500 Mini Index	13	764,608	558.83	07/16/2025	17,804
	S&P 500 Mini Index	13	764,608	562.09	08/20/2025	20,974
	S&P 500 Mini Index	13	764,608	561.83	09/17/2025	22,728
	S&P 500 Mini Index	13	764,608	584.25	10/15/2025	31,599
	S&P 500 Mini Index	14	823,424	591.71	11/19/2025	39,175
	S&P 500 Mini Index	13	764,608	587.22	12/17/2025	36,105
	TOTAL PUT OPTIONS PURCHASED					200,071
	(Cost: $320,642)

102.71%	TOTAL OPTIONS PURCHASED					9,292,916
	(Cost: $8,994,856)

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND
Schedule of Investments - continuedDecember 31, 2024

		Value
103.03%	TOTAL INVESTMENTS	$9,321,168
	(Cost: $9,023,108)
(3.03%)	Liabilities in excess of other assets	(273,841)
100.00%	NET ASSETS	$9,047,327

(A)Effective 7 day yield as of December 31, 2024.

(B)Non-income producing.

(C)All or a portion of the options purchased are held as collateral for the options written.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND
Schedule of Options WrittenDecember 31, 2024

(2.82%)	OPTIONS WRITTEN(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(1.68%)	CALL OPTIONS
	S&P 500 Mini Index	11	$(646,976)	$554.15	01/15/2025	$(38,442)
	S&P 500 Mini Index	13	(764,608)	589.82	02/19/2025	(16,320)
	S&P 500 Mini Index	13	(764,608)	613.52	03/19/2025	(6,882)
	S&P 500 Mini Index	13	(764,608)	598.22	04/16/2025	(20,420)
	S&P 500 Mini Index	13	(764,608)	627.02	05/21/2025	(8,971)
	S&P 500 Mini Index	13	(764,608)	637.92	06/18/2025	(7,606)
	S&P 500 Mini Index	13	(764,608)	650.98	07/16/2025	(5,899)
	S&P 500 Mini Index	13	(764,608)	646.87	08/20/2025	(9,814)
	S&P 500 Mini Index	13	(764,608)	639.70	09/17/2025	(15,308)
	S&P 500 Mini Index	13	(764,608)	669.92	10/15/2025	(6,789)
	S&P 500 Mini Index	14	(823,424)	676.03	11/19/2025	(8,161)
	S&P 500 Mini Index	13	(764,608)	685.58	12/17/2025	(7,129)
	TOTAL CALL OPTIONS WRITTEN					(151,741)
	(Premiums received: $159,441)

(1.14%)	PUT OPTIONS
	S&P 500 Mini Index	11	(646,976)	426.53	01/15/2025	—
	S&P 500 Mini Index	13	(764,608)	448.36	02/19/2025	(472)
	S&P 500 Mini Index	13	(764,608)	470.21	03/19/2025	(1,750)
	S&P 500 Mini Index	13	(764,608)	451.99	04/16/2025	(1,963)
	S&P 500 Mini Index	13	(764,608)	477.74	05/21/2025	(4,317)
	S&P 500 Mini Index	13	(764,608)	493.83	06/18/2025	(6,882)
	S&P 500 Mini Index	13	(764,608)	502.95	07/16/2025	(8,815)
	S&P 500 Mini Index	13	(764,608)	505.88	08/20/2025	(10,722)
	S&P 500 Mini Index	13	(764,608)	505.65	09/17/2025	(11,841)
	S&P 500 Mini Index	13	(764,608)	525.82	10/15/2025	(16,177)
	S&P 500 Mini Index	14	(823,424)	532.54	11/19/2025	(20,663)
	S&P 500 Mini Index	13	(764,608)	528.51	12/17/2025	(19,379)
	TOTAL PUT OPTIONS WRITTEN					(102,981)
	(Premiums received: $159,447)
(2.82%)	TOTAL OPTIONS WRITTEN					$(254,722)
	(Premiums received: $318,888)

(B)Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND
Schedule of Options Written - continuedDecember 31, 2024

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Purchased Options	$9,292,916	$—	$9,292,916	$(254,722)	$—	$9,038,194

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Written Options	$(254,722)	$—	$(254,722)	$(254,722)	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND
Schedule of InvestmentsDecember 31, 2024

					Shares	Value
8.43%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.35%(A)				56,091	$56,091
	(Cost: $56,091)

98.81%	OPTIONS PURCHASED(B)(C)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
96.95%	CALL OPTIONS
	S&P 500 Mini Index	1	$58,816	$0.02	01/15/2025	$58,779
	S&P 500 Mini Index	1	58,816	0.02	02/19/2025	58,764
	S&P 500 Mini Index	1	58,816	0.02	03/19/2025	58,746
	S&P 500 Mini Index	1	58,816	0.02	04/16/2025	58,725
	S&P 500 Mini Index	1	58,816	0.02	05/21/2025	58,705
	S&P 500 Mini Index	1	58,816	0.02	06/18/2025	58,684
	S&P 500 Mini Index	1	58,816	0.02	07/16/2025	58,661
	S&P 500 Mini Index	1	58,816	0.02	08/20/2025	58,635
	S&P 500 Mini Index	1	58,816	0.02	09/17/2025	58,616
	S&P 500 Mini Index	1	58,816	0.02	10/15/2025	58,586
	S&P 500 Mini Index	1	58,816	0.02	11/19/2025	58,552
	TOTAL CALL OPTIONS PURCHASED					645,453
	(Cost: $591,924)

1.86%	PUT OPTIONS
	S&P 500 Mini Index	1	58,816	473.91	01/15/2025	—	(D)
	S&P 500 Mini Index	1	58,816	498.17	02/19/2025	105
	S&P 500 Mini Index	1	58,816	522.45	03/19/2025	294
	S&P 500 Mini Index	1	58,816	502.21	04/16/2025	320
	S&P 500 Mini Index	1	58,816	530.81	05/21/2025	680
	S&P 500 Mini Index	1	58,816	548.69	06/18/2025	1,038
	S&P 500 Mini Index	1	58,816	558.82	07/16/2025	1,369
	S&P 500 Mini Index	1	58,816	562.08	08/20/2025	1,613
	S&P 500 Mini Index	1	58,816	561.82	09/17/2025	1,748
	S&P 500 Mini Index	1	58,816	584.24	10/15/2025	2,431
	S&P 500 Mini Index	1	58,816	591.70	11/19/2025	2,798
	TOTAL PUT OPTIONS PURCHASED					12,396
	(Cost: $27,424)

98.81%	TOTAL OPTIONS PURCHASED					657,849
	(Cost: $619,348)

107.24%	TOTAL INVESTMENTS					713,940
	(Cost: $675,439)
(7.24%)	Liabilities in excess of other assets					(48,196)
100.00%	NET ASSETS					$665,744

(A)Effective 7 day yield as of December 31, 2024.

(B)Non-income producing.

(C)All or a portion of the options purchased are held as collateral for the options written.

(D)Less than $0.50.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND
Schedule of Options WrittenDecember 31, 2024

(4.62%)	OPTIONS WRITTEN(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(4.13%)	CALL OPTIONS
	S&P 500 Mini Index	1	$(58,816)	$526.04	01/15/2025	$(6,262)
	S&P 500 Mini Index	1	(58,816)	558.46	02/19/2025	(3,615)
	S&P 500 Mini Index	1	(58,816)	584.94	03/19/2025	(2,013)
	S&P 500 Mini Index	1	(58,816)	562.27	04/16/2025	(4,059)
	S&P 500 Mini Index	1	(58,816)	593.23	05/21/2025	(2,291)
	S&P 500 Mini Index	1	(58,816)	612.78	06/18/2025	(1,527)
	S&P 500 Mini Index	1	(58,816)	621.41	07/16/2025	(1,389)
	S&P 500 Mini Index	1	(58,816)	620.76	08/20/2025	(1,734)
	S&P 500 Mini Index	1	(58,816)	617.28	09/17/2025	(2,181)
	S&P 500 Mini Index	1	(58,816)	642.20	10/15/2025	(1,284)
	S&P 500 Mini Index	1	(58,816)	653.89	11/19/2025	(1,143)
	TOTAL CALL OPTIONS WRITTEN					(27,498)
	(Premiums received: $17,223)

(0.49%)	PUT OPTIONS
	S&P 500 Mini Index	1	(58,816)	379.13	01/15/2025	—
	S&P 500 Mini Index	1	(58,816)	398.54	02/19/2025	(7)
	S&P 500 Mini Index	1	(58,816)	417.96	03/19/2025	(55)
	S&P 500 Mini Index	1	(58,816)	401.78	04/16/2025	(64)
	S&P 500 Mini Index	1	(58,816)	424.65	05/21/2025	(156)
	S&P 500 Mini Index	1	(58,816)	438.96	06/18/2025	(274)
	S&P 500 Mini Index	1	(58,816)	447.06	07/16/2025	(348)
	S&P 500 Mini Index	1	(58,816)	449.66	08/20/2025	(431)
	S&P 500 Mini Index	1	(58,816)	449.46	09/17/2025	(478)
	S&P 500 Mini Index	1	(58,816)	467.39	10/15/2025	(659)
	S&P 500 Mini Index	1	(58,816)	473.36	11/19/2025	(783)
	TOTAL PUT OPTIONS WRITTEN					(3,255)
	(Premiums received: $6,562)

(4.62%)	TOTAL OPTIONS WRITTEN					$(30,753)
	(Premiums received: $23,785)

(B)Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND
Schedule of Options Written - continuedDecember 31, 2024

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Purchased Options	$657,849	$ —	$657,849	$(30,753)	$ —	$627,096

Liabilities:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description
Written Options	$(30,753)	$ —	$(30,753)	$(30,753)	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Statements of Assets and LiabilitiesDecember 31, 2024

	Vest US Large Cap 10% Buffer Strategies VI Fund	Vest US Large Cap 20% Buffer Strategies VI Fund
ASSETS
Investments at value(1) (Note 1)	$9,321,168	$713,940
Cash	378	32
Cash deposits with brokers	446	634
Interest receivable	416	73
Prepaid expenses	86	18
TOTAL ASSETS	9,322,494	714,697

LIABILITIES
Options written, at value(2) (Note 1)	254,722	30,753
Payable for capital stock redeemed	4,043	—
Due to Advisor	13,935	15,930
Accrued 12b-1 fees	694	244
Accrued administration, fund accounting, and transfer agent fees	735	72
Other accrued expenses	1,038	1,954
TOTAL LIABILITIES	275,167	48,953
NET ASSETS	$9,047,327	$665,744

Net Assets Consist of:
Paid-in-capital	$8,433,847	$606,307
Distributable earnings (accumulated deficit)	613,480	59,437
Net Assets	$9,047,327	$665,744

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Class I	$4,905,481	$64,982
Class Y	4,141,846	600,762
Total	$9,047,327	$665,744

Shares Outstanding
Class I	188,856	2,938
Class Y	158,555	26,986
Total	347,411	29,924

Net Asset Value and Redemption Price Per Share
Class I	$25.97	$22.12
Class Y	26.12	22.26

(1) Identified cost of:	$9,023,108	$675,439
(2) Premiums received of:	$318,888	$23,785

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Statements of Operations For the year ended December 31, 2024

	Vest US Large Cap 10% Buffer Strategies VI Fund	Vest US Large Cap 20% Buffer Strategies VI Fund
INVESTMENT INCOME
Interest	$4,872	$1,015
Total investment income	4,872	1,015

EXPENSES
Investment management fees (Note 2)	36,238	4,798
12b-1 fees (Note 2)
Class I	3,577	156
Recordkeeping and administrative services (Note 2)	3,762	512
Accounting fees (Note 2)	1,496	204
Custody fees	5,000	5,344
Transfer agent fees (Note 2)	235	92
Audit and tax fees	19,470	13,530
Legal fees	3,337	1,344
Filing and registration fees	25	13
Trustee fees	501	92
Compliance fees (Note 2)	380	67
Shareholder reports	8,695	6,826
Insurance	2,628	3,074
Proxy	166	24
Total expenses	85,510	36,076
Investment management fee waivers and reimbursed expenses (Note 2)	(43,113)	(30,777)
Net expenses	42,397	5,299

Net investment income (loss)	(37,525)	(4,284)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on options purchased	530,180	122,972
Net realized gain (loss) on options written	(146,493)	(51,745)
Net realized gain (loss) on options purchased and options written	383,687	71,227

Net change in unrealized appreciation (depreciation) on options purchased	224,222	(6,071)
Net change in unrealized appreciation (depreciation) on options written	51,854	(796)
Net change in unrealized appreciation (depreciation) on options purchased and options written	276,076	(6,867)

Net realized and unrealized gain (loss)	659,763	64,360

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$622,238	$60,076

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

	Vest US Large Cap 10% Buffer Strategies VI Fund		Vest US Large Cap 20% Buffer Strategies VI Fund
	For the years ended December 31,		For the years ended December 31,
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(37,525)	$(5,553)	$(4,284)	$(2,999)
Net realized gain (loss) on investments, options purchased and options written	383,687	47,127	71,227	36,964
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	276,076	93,374	(6,867)	38,154
Increase (decrease) in net assets from operations	622,238	134,948	60,076	72,119

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class I	(61,020)	(4,294)	(4,672)	(2,536)
Class Y	(51,191)	(4,579)	(42,931)	(23,293)
Decrease in net assets from distributions	(112,211)	(8,873)	(47,603)	(25,829)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class I	4,542,610	461,744	—	—
Class Y	3,077,217	50,422	9,439	27,218
Distributions reinvested
Class I	61,020	4,294	4,672	2,536
Class Y	51,191	4,579	42,931	23,293
Shares redeemed
Class I	(319,064)	(7,359)	—	—
Class Y	(8,636)	(59,692)	(9,114)	(24,576)
Increase (decrease) in net assets from capital stock transactions	7,404,338	453,988	47,928	28,471

NET ASSETS
Increase (decrease) during year	7,914,365	580,063	60,401	74,761
Beginning of year	1,132,962	552,899	605,343	530,582
End of year	$9,047,327	$1,132,962	$665,744	$605,343

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class I
	For the year ended December 31, 2024		For the year ended December 31, 2023	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$22.83		$19.38	$20.02
Investment activities
Net investment income (loss)(2)	(0.24)		(0.19)	(0.07)
Net realized and unrealized gain (loss) on investments	3.71		3.82	(0.57)
Total from investment activities	3.47		3.63	(0.64)
Distributions
Net realized gain	(0.33)		(0.18)	—
Total distributions	(0.33)		(0.18)	—
Net asset value, end of period	$25.97		$22.83	$19.38
Total Return(3)	15.19%		18.73%	(3.20%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.93	%(5)	3.00%	8.54%
Expenses, net of waiver (Note 2)	1.06	%(5)	1.05%	1.05%
Net investment income (loss)	(0.96%)		(0.87%)	(0.98%)
Portfolio turnover rate(6)	0.00%		0.00%	0.00%
Net assets, end of period (000’s)	$4,905		$547	$50

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized for periods of less than one year.

(4)Ratios to average net assets have been annualized.

(5)Gross and net expenses reflect the effect of proxy expense which is excluded from the Fund’s Expense limitation agreement. Gross and net expenses excluding proxy expense would have been 1.92% and 1.05% for the year ended December 31, 2024.

(6)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the year ended December 31, 2024	For the year ended December 31, 2023	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$22.90	$19.40	$20.02
Investment activities
Net investment income (loss)(2)	(0.17)	(0.13)	(0.05)
Net realized and unrealized gain (loss) on investments	3.72	3.81	(0.57)
Total from investment activities	3.55	3.68	(0.62)
Distributions
Net realized gain	(0.33)	(0.18)	—
Total distributions	(0.33)	(0.18)	—
Net asset value, end of period	$26.12	$22.90	$19.40
Total Return(3)	15.49%	18.97%	(3.10%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.70%	3.29%	6.53%
Expenses, net of waiver (Note 2)	0.80%	0.80%	0.80%
Net investment income (loss)	(0.70%)	(0.62%)	(0.73%)
Portfolio turnover rate(5)	0.00%	0.00%	0.00%
Net assets, end of period (000’s)	$4,142	$586	$503

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized for periods of less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class I
	For the year ended December 31, 2024	For the year ended December 31, 2023	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$21.73	$19.99	$19.98
Investment activities
Net investment income (loss)(2)	(0.20)	(0.16)	(0.07)
Net realized and unrealized gain (loss) on investments	2.30	2.87	0.08
Total from investment activities	2.10	2.71	0.01
Distributions
Net realized gain	(1.71)	(0.97)	—
Total distributions	(1.71)	(0.97)	—
Net asset value, end of period	$22.12	$21.73	$19.99
Total Return(3)	9.71%	13.57%	0.05%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	5.86%	4.27%	6.78%
Expenses, net of waiver (Note 2)	1.05%	1.05%	1.05%
Net investment income (loss)	(0.90%)	(0.76%)	(0.96%)
Portfolio turnover rate(5)	0.00%	0.00%	0.00%
Net assets, end of period (000’s)	$65	$59	$52

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized for periods of less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the year ended December 31, 2024	For the year ended December 31, 2023	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$21.81	$20.01	$19.98
Investment activities
Net investment income (loss)(2)	(0.15)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	2.31	2.88	0.08
Total from investment activities	2.16	2.77	0.03
Distributions
Net realized gain	(1.71)	(0.97)	—
Total distributions	(1.71)	(0.97)	—
Net asset value, end of period	$22.26	$21.81	$20.01
Total Return(3)	9.95%	13.85%	0.15%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	5.61%	4.03%	6.50%
Expenses, net of waiver (Note 2)	0.80%	0.80%	0.80%
Net investment income (loss)	(0.65%)	(0.52%)	(0.71%)
Portfolio turnover rate(5)	0.00%	0.00%	0.00%
Net assets, end of period (000’s)	$601	$546	$478

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized for periods of less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial StatementsDecember 31, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Vest US Large Cap 10% Buffer Strategies VI Fund (“10% Buffer”) and the Vest US Large Cap 20% Buffer Strategies VI Fund (“20% Buffer”) (each a “Fund”, collectively the “Funds”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. 10% Buffer’s and 20% Buffer’s commencement of operations were August 26, 2022.

Shares of a Fund may be purchased and sold only through variable contracts offered by insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”). These Participating Insurance Companies are the record owners of the separate accounts holding the Fund shares. You do not buy, sell or exchange Fund shares directly; rather, you choose investment options through your variable contract. The Participating Insurance Companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you previously chose.

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the portfolio manager of the investment manager is deemed to be the Chief Operating Decision Maker.

The investment objective of the 10% Buffer and 20% Buffer is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of each of the Fund’s assets to Vest Financial, LLC (the “Advisor”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Generally, trading in corporate bonds, US government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2024

FLexible EXchange® Options (“FLEX Options”) are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that in the opinion of the Valuation Designee is likely to have changed the value of the security. Since most of the Funds’ investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored by the Valuation Designee to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of December 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
10% Buffer
Assets
Money Market Fund	$28,252	$—	$—	$ 28,252
Call Options Purchased	—	9,092,845	—	9,092,845
Put Options Purchased	—	200,071	—	200,071
	$ 28,252	$ 9,292,916	$—	$ 9,321,168

Liabilities
Call Options Written	$—	$ (151,741)	$—	$ (151,741)
Put Options Written	—	(102,981)	—	(102,981)
	$—	$ (254,722)	$—	$ (254,722)

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2024

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
20% Buffer
Assets
Money Market Fund	$ 56,091	$—	$—	$ 56,091
Call Options Purchased	—	645,453	—	645,453
Put Options Purchased	—	12,396	—	12,396
	$ 56,091	$ 657,849	$ —	$713,940

Liabilities
Call Options Written	$—	$ (27,498)	$—	$ (27,498)
Put Options Written	—	(3,255)	—	(3,255)
	$—	$ (30,753)	$—	$ (30,753)

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type.

The Funds held no Level 3 securities during the year ended December 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined on a specific identification basis.

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash at Brokers and Due to Broker

Cash at brokers is held as collateral for options written. As of December 31, 2024, $446 and $634 were the cash deposits with brokers for 10% Buffer and 20% Buffer, respectively. There were no due to broker amounts for the Funds as of December 31, 2024.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2024

the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended December 31, 2024, such reclassifications were due to the utilization of earnings and profits distributed to shareholders on redemption of shares for 10% and 20% Buffer.

	10% Buffer	20% Buffer
Distributable earnings (accumulated deficits)	$(8,766)	$(639)
Paid-in capital	8,766	639

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board. The 10% Buffer and 20% Buffer currently offer Class I and Class Y Shares.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. 10% Buffer and 20% Buffer use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Funds are subject to the requirements of Rule 18f-4 of the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives.

The following are the derivatives held by each fund on December 31, 2024:

Fund	Derivative	Fair Value of Asset Derivatives
10% Buffer	Call options purchased	$9,092,845
	Put options purchased	200,071
		$9,292,916	*

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2024

Fund	Derivative	Fair Value of Asset Derivatives
20% Buffer	Call options purchased	645,453
	Put options purchased	12,396
		$657,849 *

Fund	Derivative	Fair Value of Liability Derivatives
10% Buffer	Call options written	$(151,741)
	Put options written	(102,981)
		$(254,722)**

20% Buffer	Call options written	$(27,498)
	Put options written	(3,255)
		$(30,753)**

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written, at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the 10% Buffer and 20% Buffer for the year ended December 31, 2024 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
10% Buffer	Call options purchased	$619,619	$315,280
	Put options purchased	(89,439)	(91,058)
		$530,180	$224,222

	Call options written	$(188,288)	$12,994
	Put options written	41,795	38,860
		$(146,493)	$51,854

20% Buffer	Call options purchased	$153,920	$(11,132)
	Put options purchased	(30,948)	5,061
		$122,972	$(6,071)

	Call options written	$(61,985)	$2,719
	Put options written	10,240	(3,515)
		$(51,745)	$(796)

*Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on options purchased and options written, respectively.

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2024

The following indicates the average monthly volume for the year ended December 31, 2024 are as follows:

	Average monthly notional value of:
Fund	Derivative	Notional Value
10% Buffer	Options purchased	$ 10,375,839
	Options written	(10,272,551)

20% Buffer	Options purchased	1,321,598
	Options written	(1,299,144)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

10% Buffer and 20% Buffer use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The methodology for the Funds’ strategies were created by the Chicago Board Options Exchange.

10% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 10% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

10% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLEX Options linked to a US large cap equity index (the “Index”), such as the S&P 500® Index,

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2024

or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 10% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with 10% Buffer’s 80% Test, 10% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 10% Buffer will consider the market value of its FLEX Options positions.

20% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 20% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

20% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLEX Options linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 20% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, 20% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 20% Buffer will consider the market value of its FLEX Options positions.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2024

NOTE 2 –

INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services, and receives a monthly fee computed at an annual rate of 0.75% of the daily net assets of each Fund.

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the daily net assets of each class of 10% Buffer and 20% Buffer. The Due to Advisor on the Statements of Assets and Liabilities represents a reimbursement of expenses by the Advisor. The Advisor may not terminate this expense limitation agreement prior to April 30, 2025. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the year ended December 31, 2024, the Advisor earned and waived advisory fees, and reimbursed expenses pursuant to the expense limitation arrangements as described below:

Fund	Management Fees Earned	Management Fees Waived	Expenses Reimbursed
10% Buffer	$ 36,238	$ 36,238	$ 6,875
20% Buffer	4,798	4,798	25,979

The total amount of recoverable reimbursements as of December 31, 2024 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2025	2026	2027	Total
10% Buffer	$ 10,650	$ 18,322	$ 43,113	$ 72,085
20% Buffer	10,272	17,926	30,777	58,975

The Board has adopted a Distribution and Service Plan for the Funds’ Class I Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for the Class I Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Funds have adopted a shareholder services plan with respect to their Class I and Class Y Shares. Under the shareholder services plan, the Funds may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2024

redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing subaccounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the year ended December 31, 2024, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
10% Buffer	I	Shareholder servicing	$ —
10% Buffer	Y	Shareholder servicing	—
10% Buffer	I	12b-1	3,577
20% Buffer	I	Shareholder servicing	—
20% Buffer	Y	Shareholder servicing	—
20% Buffer	I	12b-1	156

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are accrued daily and paid monthly. For the year ended December 31, 2024, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
10% Buffer	$ 3,762	$ 235	$ 1,496
20% Buffer	512	92	204

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds. For the year ended December 31, 2024, Watermark received the following fees from the Funds:

10% Buffer	20% Buffer
$380	$67

NOTE 3 – INVESTMENT TRANSACTIONS

During the year ended December 31, 2024, there were no purchases or sales of long term securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2024

The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31, 2024
	10% Buffer	20% Buffer
Distributions paid from:
Ordinary income	$36,214	$2,520
Realized gains	75,997	45,083
	$ 112,211	$ 47,603

	Year Ended December 31, 2023
	10% Buffer	20% Buffer
Distributions paid from:
Ordinary income	$8,873	$24,516
Realized gains	—	1,313
	$8,873	$25,829

As of December 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	10% Buffer	20% Buffer
Accumulated net investment income (accumulated deficits)	$226,341	$21,452
Accumulated net realized gain (loss)	387,139	37,985
	$613,480	$ 59,437

Cost of securities for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
10% Buffer	$ 9,066,446	$ —	$ —	$ —
20% Buffer	683,187	—	—	—

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the mark-to-market of unrealized gain (loss) on index options.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

10% Buffer
	Year ended December 31, 2024
	Class I	Class Y
Shares sold	175,489	131,372
Shares reinvested	2,349	1,960
Shares redeemed	(12,962)	(344)
Net increase (decrease)	164,876	132,988

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2024

10% Buffer
	Year ended December 31, 2023
	Class I	Class Y
Shares sold	21,545	2,425
Shares reinvested	188	200
Shares redeemed	(335)	(2,982)
Net increase (decrease)	21,398	(357)

20% Buffer
	Year ended December 31, 2024
	Class I	Class Y
Shares sold	—	408
Shares reinvested	211	1,928
Shares redeemed	—	(390)
Net increase (decrease)	211	1,946

20% Buffer
	Year ended December 31, 2023
	Class I	Class Y
Shares sold	—	1,263
Shares reinvested	117	1,068
Shares redeemed	—	(1,200)
Net increase (decrease)	117	1,131

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, (either directly or indirectly), more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreements with the Advisor. At December 31, 2024, the Advisor owned 95% of 20% Buffer’s outstanding shares. In addition, Massachusetts Mutual Life Insurance and Lombard International Life Insurance Co. owned 54% and 37% of 10% Buffer’s outstanding shares, respectively.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of Vest US Large Cap 10% Buffer Strategies VI Fund and Vest US Large Cap 20% Buffer Strategies VI Fund and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Vest US Large Cap 10% of Buffer Strategies VI Fund and Vest US Large Cap 20% Buffer Strategies VI Fund (the “Funds”), each a series of World Funds Trust, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for years ended December 31, 2024 and 2023 and the period from August 26, 2022 (commencement of operations) through December 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for years ended December 31, 2024 and 2023 and the period from August 26, 2022 (commencement of operations) through December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Vest Financial, LLC since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 14, 2025

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. The election of Trustees was approved by shareholders of the Trust based on the following results:

Total Outstanding Shares: 195,946,387
Total Shares Voted: 129,095,648
	Dr. David J. Urban	Mary Lou H. Ivey	Laura V. Morrison
Voted For:	121,513,139	127,006,507	128,734,725
Voted Against:	—	—	—
Abstained:	7,582,509	2,089,141	360,923

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract.

This annual report pertains only to the Vest US Large Cap 10% Buffer Strategies VI Fund and the Vest US Large Cap 20% Buffer Strategies VI Fund; however, the disclosure below pertains to those funds and the Vest US Large Cap 10% Buffer Strategies Fund, the Vest US Large Cap 20% Buffer Strategies Fund, the Vest S&P 500® Dividend Aristocrats Target Income Fund, and the Vest Bitcoin Strategy Managed Volatility Fund, the additional funds that are part of the Vest Family of Funds’ Investment Advisory Agreements approval.

At a meeting held on September 24-25, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreements (the “Vest Advisory Agreements”) between Vest Financial LLC (“Vest”) and the Trust, on behalf of the “Vest Funds” (defined below) which includes: the Vest US Large Cap 10% Buffer Strategies Fund (“10% Buffer Fund”), the Vest US Large Cap 20% Buffer Strategies Fund (“20% Buffer Fund”), the Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats Fund”), the Vest Bitcoin Strategy Managed Volatility Fund (“Bitcoin Fund”), the Vest US Large Cap 10% Buffer Strategies VI Fund (“10% Buffer VI Fund”) and the Vest US Large Cap 20% Buffer Strategies VI Fund (“20% Buffer VI Fund”) (collectively, the “Vest Funds,”), including the following material factors: (i) the nature, extent, and quality of the services provided by Vest; (ii) the investment performance of the Vest Funds; (iii) the costs of the services provided and profits realized by Vest from its relationship with the Vest Funds; (iv) the extent to which economies of scale would be realized if the Vest Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Vest Funds’ shareholders; and (v)  Vest’s practices regarding possible conflicts of interest and benefits received by Vest. The Board reflected on its discussions regarding the Vest Advisory Agreements with representatives from Vest earlier in the Meeting.

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Supplemental Information (unaudited)

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. In assessing these factors and reaching its decisions, the Board took into consideration information specifically provided by Vest during the approval process, including information presented to the Board during the Meeting, and other meetings of the Board. The Board also considered information regarding the expense limitation arrangements and the manner in which the Vest Funds are managed. The Board requested and was provided with information and reports relevant to the approval of the Vest Advisory Agreements, including: (i) reports regarding the services provided to the Vest Funds and their shareholders; (ii) presentations by Vest management addressing the investment strategy, personnel, and operations utilized in managing the Vest Funds; (iii) disclosure information contained in the registration statement of the Trust, including the investment descriptions of the Vest Funds, and the Form ADV of Vest; (iv)  the investment performance of the Vest Funds; (v) periodic commentary on the reasons for the performance; (vi) compliance reports concerning the Vest Funds and Vest; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Vest Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Vest, including financial information, a description of personnel and the services provided to the Vest Funds, information on investment advice, performance, summaries of expenses for the Vest Funds, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Vest Funds; and (iii) benefits to be realized by Vest from its relationship with the Trust and the Vest Funds. In deciding whether to approve the Vest Advisory Agreements, the Trustees considered numerous factors, including:

1.Nature, Extent, and Quality of Services Provided by Vest

In this regard, the Board considered the responsibilities of Vest under the Vest Advisory Agreements. The Board reviewed the services provided by Vest to the Vest Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the Vest Funds’ investment objectives and limitations and the efforts of Vest to promote the Vest Funds and grow assets. The Board considered: Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; its compliance programs, policies and procedures; and its financial condition. The Board also considered the expense limitation arrangements that are currently in place for the Vest Funds. After reviewing the foregoing and further information from Vest, the Board concluded that the nature, extent and quality of the services provided by Vest were satisfactory and adequate for the Vest Funds.

2.Investment Performance of the Vest Funds

The Board compared the performance of each of the Vest Funds to peer groups of other funds selected by Broadridge using Morningstar data as being comparable to each of the Vest Funds in terms of investment style, share class characteristics and asset levels for each comparative fund. The Board noted that peers were selected by Broadridge from Morningstar’s Options Trading category for the 10% Buffer Fund, the 10% Buffer VI Fund, the 20% Buffer Fund, and the 20% Buffer VI Fund; from Morningstar’s Derivative Income category for Dividend Aristocrats Fund and from Morningstar’s Digital Assets category for the Bitcoin Fund (each, a “Peer Group”). The Board noted the performance of the Vest Funds in light of various risk measurements as provided by Broadridge.

In regard to the Dividend Aristocrats Fund, the Trustees considered that for the one-year and three-year periods ended July 31, 2024, the Dividend Aristocrats Fund underperformed its benchmark

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Supplemental Information (unaudited)

index and medians of both its Peer Group and category. The Board also noted that the Dividend Aristocrats Fund slightly underperformed as compared to the performance of its Peer Group and category median but outperformed its benchmark index for the five-year period ended July 31, 2024. The Trustees also considered the performance of a comparable fund managed by Vest with a similar investment objective to the Dividend Aristocrats Fund. The Trustees noted that the Dividend Aristocrats Fund underperformed compared to the performance of this similar fund during the one-year period ended June 30, 2024. The Trustees considered the reasons for the difference in performance, which they deemed reasonable.

In regard to the 10% Buffer Fund, the Trustees considered that for the one-year, three-year and five-year periods ended July 31, 2024, the 10% Buffer Fund underperformed its benchmark index but outperformed its Peer Group and category medians. The Trustees considered the performance of a fund managed by Vest with a similar investment objective to the 10% Buffer Fund. During the one-year period ended June 30, 2024, the Trustees noted that the 10% Buffer Fund outperformed compared to the performance of the similar fund and the Trustees considered the reasons for the difference in performance, which they deemed reasonable.

In regard to the 20% Buffer Fund, the Trustees considered that for the one-year period ended July 31, 2024, the 20% Buffer Fund underperformed its Peer Group and category medians and its benchmark index. The Trustees further considered that for the three-year and five-year periods ended July 31, 2024, the 20% Buffer Fund outperformed its Peer Group and category medians, while it underperformed its benchmark index.

In regard to the Bitcoin Fund, the Trustees considered that for the one-year period ended July 31,2024, the Bitcoin Fund’s performance was in line with its Peer Group median and slightly underperformed the category median. The Bitcoin Fund outperformed its benchmark index during this one-year period and was more volatile than its benchmark index. The Trustees noted that the number of funds in the Digital Assets category is limited and the Peer Group, including the Bitcoin Fund, consisted of two funds.

In regard to the 10% Buffer VI Fund, the Trustees considered that for the one-year period ended July 31, 2024, the Fund outperformed its category median and its Peer Group median.

Further, with respect to the 20% Buffer VI Fund, the Trustees considered that for the one-year period ended July 31, 2024, the 20% Buffer VI Fund underperformed Category median but outperformed its Peer Group median.

Based on the foregoing, the Board concluded that the investment performance of each of the Vest Funds was satisfactory.

3.Costs of Services Provided and Profits Realized by Vest from the Relationship with the Vest Funds

In this regard, the Board considered Vest’s staffing, personnel, and methods of operating; the financial condition of Vest and the level of commitment to the Vest Funds by Vest’s principals and its parent company; the benefits for Vest in managing the Vest Funds; the overall expenses of the Vest Funds; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Vest regarding its profits associated with managing the Vest Funds. The Board compared the fees and expenses of the Vest Funds (including the advisory fee) to those of their Peer Groups consisting of other funds comparable to them in terms of investment style, share class characteristics and asset levels for each comparative fund.

The Board noted that with respect to the Dividend Aristocrats Fund, the Fund’s net advisory fee was higher than the category and Peer Group medians, while the Fund’s net expense ratio was equal to its Peer Group median and higher than its category median. With respect to the 10% Buffer Fund, the Board noted that the Fund’s net advisory fee was in line with the category and Peer Group

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Supplemental Information (unaudited)

medians and net expense ratio was lower than the category and Peer Group medians. With respect to the 20% Buffer Fund, the Board noted that the Fund’s net advisory fee was higher than that of its category median and its Peer Group median, while the Fund’s net expense ratio was lower than its Peer Group median and category median. Further, the Board noted that with respect to the Bitcoin Fund, the Fund’s net advisory fee was equal with the Peer Group median and equal to the category median. The Board also noted that the net expense ratio for the Bitcoin Fund was lower than the Peer Group and category medians.

The Board observed that the gross advisory fee for the 10% Buffer VI Fund and the 20% Buffer VI Fund is among the highest among their Peer Group and category. However, the Board then considered a comparison of the net advisory fee and net expense ratio of the 10% Buffer VI Fund and the 20% Buffer VI Fund. The Board noted that with respect to each of these Vest Funds, the net advisory fee was lower than the Peer Group median and category median, although each of these Vest Fund’s net expense ratio was higher than the respective Fund’s Peer Group median and category median.

The Board considered the expense limitation arrangements in place for each of the Vest Funds through February 28, 2025 with respect to the 10% Buffer Fund, the 20% Buffer Fund, the Dividend Aristocrats Fund, and the Bitcoin Fund, and through April 30, 2025 with respect to the 10% Buffer VI Fund and the 20% Buffer VI Fund. The Board considered the fees of the Dividend Aristocrats Fund and the 10% Buffer Fund under the Vest Advisory Agreement relative to the similar funds managed by Vest, and the reasons for the differences in fees. The Trustees determined that the differences were reasonable under the circumstances. The Board considered the profitability of Vest in managing the Vest Funds. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of and the fees paid to Vest under the Vest Advisory Agreements were fair and reasonable.

4.Extent to Which Economies of Scale Would be Realized as the Vest Funds Grow and Whether Advisory Fee Levels Reflect these Economies of Scale for the Benefit of the Vest Funds’ Investors

In this regard, the Board considered the Vest Funds’ fee arrangements with Vest, including the economies of scale to be experienced by shareholders as assets increase due to the breakpoints in place with respect to each of the Vest Funds’ advisory fees, except the Bitcoin Fund, the 10% Buffer VI Fund and the 20% Buffer VI Fund each of which pay the same advisory fee rate at all asset levels. The Trustees also noted that the Vest Funds would benefit from economies of scale under its agreements with some of its service providers other than Vest. The Board also considered the expense caps in place for the Vest Funds through February 28, 2025 with respect to the 10% Buffer Fund, 20% Buffer Fund, the Dividend Aristocrats Fund, and the Bitcoin Strategy Managed Volatility Fund, and April 30, 2025 with respect to the 10% Buffer VI Fund and the 20% Buffer VI Fund, from which shareholders will immediately benefit. Following further discussion of the Vest Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Vest Funds’ fee arrangements with Vest were fair and reasonable in relation to the nature, extent and quality of the services provided by Vest and that the expense limitation arrangements provided potential savings or protection for the benefit of the Vest Funds’ shareholders.

5.Possible Conflicts of Interest and Other Benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Vest Funds; the basis of decisions to buy or sell securities for the Vest Funds; the method for allocating portfolio securities transactions for clients; the substance and administration of Vest’s Code of Ethics and other relevant policies described in Vest’s Form ADV. It was noted that Vest currently does not have any “soft dollar” arrangements and does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that Vest’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by Vest from managing the Vest Funds were satisfactory.

FINANCIAL STATEMENTS | December 31, 2024

THE VEST FAMILY OF FUNDS
Supplemental Information (unaudited)

The Board did not identify any particular information that was most relevant to its consideration to approve the Vest Advisory Agreements and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Vest Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the Vest Advisory Agreements for another one-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: February 24, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: February 24, 2025

* Print the name and title of each signing officer under his or her signature.